Service | BLACKROCK FLEXIBLE EQUITY FUND
Fund Overview
Investment Objective
The investment objective of BlackRock Flexible Equity Fund (“Flexible Equity Fund” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to achieve long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of Flexible Equity Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service BLACKROCK FLEXIBLE EQUITY FUND Service Shares
Management Fee		0.78%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.46%
Other Expenses of the Fund		0.46%
Other Expenses of the Subsidiary	[1]
Acquired Fund Fees and Expenses	[2]	0.03%
Total Annual Fund Operating Expenses	[2]	1.52%
Fee Waivers and/or Expense Reimbursements	[3]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.32%
[1]	Other Expenses and Other Expenses of the Subsidiary are based on estimated amounts for the current year.
[2]	Acquired Fund Fees and Expenses are estimated for the current year. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.
[3]	As described in the "Management of the Fund" section of the Fund's prospectus on pages 25-28, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.29% of average daily net assets until August 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Service BLACKROCK FLEXIBLE EQUITY FUND Service Shares	134	461	810	1,796

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, Flexible Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and equity-like securities and instruments with similar economic characteristics. The Fund primarily invests in securities issued by North American companies. The Fund may invest in companies of any capitalization size, style or sector. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock.

The Fund may also invest in equity securities of foreign issuers, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts and similar instruments.

The Fund may invest in derivatives, including but not limited to, total return and credit default swaps, options, futures, options on futures and swaps, and foreign exchange transactions, for hedging purposes, as well as to enhance the return on its portfolio investments.

The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in fixed income securities when, in the view of the portfolio manager, these securities offer better risk-adjusted return potential than equity securities. The Fund may invest in fixed income securities of any rating, which may include high yield securities (commonly called “junk bonds”), and the Fund may invest up to 10% of its net assets in distressed securities that are in default or the issuers of which are in bankruptcy.

The Fund may seek to provide exposure (up to 20% of the Fund’s total assets) to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide exposure to commodity markets without direct investment in physical commodities. The Fund may gain such exposure to commodity markets by investing up to 20% of its total assets in BlackRock Flexible Equity Fund Subsidiary, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

In order to mitigate risk or lower overall volatility, the Fund may invest up to 20% of its net assets in cash or cash equivalents.
Investment Risks
Risk is inherent in all investing. The value of your investment in Flexible Equity Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The principal risks set forth below are the principal risks of investing in the Fund.
  Commodities Related Investments Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Depositary Receipts Risk — The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

  — The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

  — Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

  — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

  — The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

  — Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

  — Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.
  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “Investment Company Act“), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.
  Tax and Regulatory Risk — The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.

  In late July 2011, the IRS suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company’s investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be “qualifying income” for regulated investment company qualification purposes. As a result, there can be no assurance that the IRS will treat such income and gain as “qualifying income.” If the IRS makes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to change its investment strategies, which could adversely affect the Fund.

Performance Information
Effective July 31, 2012, Flexible Equity Fund changed its investment objective and its investment strategies. Performance for the periods shown below is based on the investment strategies utilized by the Fund prior to July 31, 2012, which focused on investing in equity securities issued by U.S. mid-capitalization value companies.

On January 31, 2005, the Fund reorganized with the State Street Research Mid-Cap Value Fund (the “SSR Fund”), which had an investment objective and strategies similar to those of the Fund prior to July 31, 2012. For periods prior to January 31, 2005 (the commencement date of operations of Service Shares), the chart and table show performance information for the Investor A Shares of the SSR Fund adjusted to reflect the class specific fees applicable to Service Shares. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund as it was managed pursuant to its investment objective and investment strategies prior to July 31, 2012. The table compares the Fund’s performance to that of the Russell Midcap® Value Index. Effective July 31, 2012, the Fund changed its benchmark index to the Standard & Poor’s 500® Index (“S&P 500 Index”) in conjunction with the Fund's new investment strategy and its exposure to a broader range of equity securities. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Service Shares ANNUAL TOTAL RETURNS BlackRock Flexible Equity Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 20.96% (quarter ended June 30, 2003) and the lowest return for a quarter was –24.99% (quarter ended December 31, 2008). The year-to-date return as of June 30, 2012 was 6.71%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns - Service BLACKROCK FLEXIBLE EQUITY FUND	1 Year	5 Years	10 Years
Service Shares	(5.58%)	(0.49%)	5.48%
Service Shares Return After Taxes on Distributions	(5.67%)	(1.27%)	4.13%
Service Shares Return After Taxes on Distributions and Sale of Shares	(3.50%)	(0.73%)	4.17%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.67%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.